RELATED PARTY TRANSACTIONS (Details) - 12 months ended Dec. 31, 2016	USD ($)	ILS (₪)	ILS (₪)
Related Party Transaction [Line Items]
Transaction amount	$ 0
Bank guarantee	700,000
Accrued management services	56,000
Maximum [Member]
Related Party Transaction [Line Items]
Bank guarantee	343,000		₪ 1,320,000
Chairman and CEO [Member]
Related Party Transaction [Line Items]
Bank guarantee	260,000		₪ 1,000,000
Chairman and CEO [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Transaction amount	0	₪ 10,000
Chairman and CEO [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Transaction amount | ₪		₪ 1,965,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Monthly payment	$ 10,600
Bonus as a percentage of net profit	2.00%	2.00%
Bonus as a percentage of revenue	0.50%	0.50%
Chairman [Member]
Related Party Transaction [Line Items]
Monthly fee equal to a percentage of CEO cost	60.00%	60.00%